Note 1 - Reporting Entity	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of general information about financial statements [text block]
1	Reporting entity

Caledonia Mining Corporation Plc (the “Company”) is a company domiciled in Jersey, Channel Islands. The address of the Company’s registered office is
3rd
Floor, Weighbridge House, St Helier, Jersey, Channel Islands. These consolidated financial statements of the Group as at and for the years ended
December 31, 2017
and
December 31, 2016
comprise the Company and its subsidiaries (together referred to as the “Group” and individually as “Group entities”). The Group is primarily involved in the operation of a gold mine and the exploration and development of mineral properties for precious metals.

Caledonia’s shares are listed on the NYSE American stock exchange (symbol - “CMCL”) and on the Toronto Stock Exchange (symbol - “CAL”). Depositary interests in Caledonia’s shares are admitted to trading on AIM of the London Stock Exchange plc (symbol - “CMCL”).